Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Summary Of Stock Option Activity
A summary of the status of stock options and related activity for the three months ended March 31, 2013 is presented below:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Options outstanding at December 31, 2012	335,241	$6.37	2.39	$10,678
Granted	—	—
Exercised	—	—
Forfeited/expired	—	—
Options outstanding at March 31, 2013	335,241	$6.37	2.14	$13,229
Options exercisable at March 31, 2013	335,241	$6.37	2.14	$13,229

A summary of the status of stock options and related activity for the years ended December 31, 2012, 2011 and 2010 are presented below:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2009	508,630	$7.14	5.38	$2,192,000
Granted	—	—
Exercised	(48,889)	6.46		545,000
Forfeited/expired	(1,500)	2.00
Options outstanding at December 31, 2010	458,241	7.23	4.48	$6,621,000
Granted	—	—
Exercised	(102,000)	9.74		2,308,000
Forfeited/expired	—	—
Options outstanding at December 31, 2011	356,241	6.51	3.41	$8,172,000
Granted	—	—
Exercised	(21,000)	8.80		628,000
Forfeited/expired	—	—
Options outstanding at December 31, 2012	335,241	$6.37	2.39	$10,678,000
Options exercisable at December 31, 2012	335,241	$6.37	2.39	$10,678,000

Summary Of Stock Option Plans By Exercise Price
The following table summarizes information about the stock options outstanding at March 31, 2013:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (in years)	Number Exercisable
$3.36	205,241	1.81	205,241
$9.07	5,000	2.44	5,000
$11.20	125,000	2.67	125,000
	335,241		335,241

The following table summarizes information about the stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (in years)	Number Exercisable
$3.36	205,241	2.06	205,241
$9.07	5,000	2.69	5,000
$11.20	125,000	2.92	125,000
	335,241		335,241

Summary Of Restricted Stock Award And Unit Activity
The following table summarizes restricted stock activity for the three months ended March 31, 2013:

	Number of Unvested Restricted Shares	Weighted Average Grant Date Fair Value
Unvested shares as of December 31, 2012	245,831	$31.88
Granted	178,500	35.80
Vested	(35,221)	36.12
Forfeited	—	—
Unvested shares as of March 31, 2013	389,110	$33.29

The following table summarizes restricted stock activity for the twelve months ended December 31, 2012, 2011 and 2010:

	Number of Unvested Restricted Shares	Weighted Average Grant Date Fair Value
Unvested shares as of December 31, 2009	60,244	$6.01
Granted	111,667	12.94
Vested	(58,525)	8.17
Forfeited	—	—
Unvested shares as of December 31, 2010	113,386	$11.72
Granted	153,332	$31.15
Vested	(63,370)	12.87
Forfeited	—	—
Unvested shares as of December 31, 2011	203,348	$26.02
Granted	196,832	$35.87
Vested	(135,015)	29.59
Forfeited	(19,334)	26.81
Unvested shares as of December 31, 2012	245,831	$31.88